United States
                       Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00179

                         Central Securities Corporation
               (Exact name of registrant as specified in charter)
                           630 Fifth Avenue, Suite 820
                              New York, N.Y. 10111
                    (Address of principal executive offices)

Registrant's telephone number including area code: 212-698-2020

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005


Item 1. Schedule of Investments.

                         CENTRAL SECURITIES CORPORATION
                            Statement of Investments
                                 March 31, 2005
                                   (Unaudited)

                           PORTFOLIO SECURITIES 86.7%
                   STOCKS (COMMON UNLESS SPECIFIED OTHERWISE)

     Prin.Amt.
     or Shares                                                                                                    Value
     ---------                                                                                                    -----
              Banking and Finance 9.1%
     500,000   The Bank of New York Company, Inc. .........................................................   $ 14,525,000
     310,000   Capital One Financial Corporation ..........................................................     23,178,700
     285,000   Fifth Third Bancorp ........................................................................     12,249,300
                                                                                                              ------------
                                                                                                                49,953,000
                                                                                                              ------------

              Chemicals 3.3%
   1,275,000   PolyOne Corporation(a) .....................................................................     11,322,000
     150,000   Rohm and Haas Company ......................................................................      7,200,000
                                                                                                              ------------
                                                                                                                18,522,000
                                                                                                              ------------

              Communications 0.7%
     900,000   Cincinnati Bell Inc.(a) ....................................................................      3,825,000
                                                                                                              ------------

              Electronics 13.0%
     550,000   Agilent Technologies Inc. (a)...............................................................     12,210,000
     430,000   Analog Devices, Inc. .......................................................................     15,540,200
   1,210,000   Flextronics International Ltd.(a) ..........................................................     14,568,400
     980,000   Intel Corporation ..........................................................................     22,765,400
     200,000   Motorola, Inc. .............................................................................      2,994,000
   1,000,000   Solectron Corporation(a) ...................................................................      3,470,000
                                                                                                              ------------
                                                                                                                71,548,000
                                                                                                              ------------

              Energy 16.3%
     220,000   Kerr-McGee Corporation .....................................................................     17,232,600
     320,000   McMoRan Exploration Co.(a) .................................................................      6,432,000
     300,000   Murphy Oil Corporation .....................................................................     29,619,000
      70,000   Nexen Inc.(a) ..............................................................................      3,845,100
   1,000,000   TransMontaigne Inc.(a) .....................................................................      8,000,000
     400,000   Unocal Corporation .........................................................................     24,676,000
                                                                                                              ------------
                                                                                                                89,804,700
                                                                                                              ------------

              Health Care 3.5%
     100,000   Abbott Laboratories ........................................................................      4,662,000
     100,000   Merck & Co. Inc. ...........................................................................      3,237,000
     100,000   Pfizer Inc. ................................................................................      2,627,000
     450,000   Schering-Plough Corporation ................................................................      8,167,500
     150,000   Vical Inc.(a) ..............................................................................        600,000
                                                                                                              ------------
                                                                                                                19,293,500
                                                                                                              ------------

              Information Technology Services 11.1%
     400,000   Accenture Ltd.(a) ..........................................................................      9,660,000
     400,000   Ceridian Corporation(a) ....................................................................      6,820,000
   1,690,000   Convergys Corporation(a) ...................................................................     25,231,700
       9,000   Syniverse Holdings Inc.(a) .................................................................        133,200
   1,243,000   TriZetto Group, Inc.(a) ....................................................................     11,572,330
   1,100,000   Unisys Corporation(a) ......................................................................      7,766,000
                                                                                                              ------------
                                                                                                                61,183,230
                                                                                                              ------------

     Prin.Amt.
     or Shares                                                                                                    Value
     ---------                                                                                                    -----

              Insurance 19.9%
     100,000   Arch Capital Group Ltd.(a) .................................................................   $  4,004,000
      10,000   Erie Indemnity Co. Class A .................................................................        521,200
      70,000   The Plymouth Rock Company, Inc.
                 Class A(b)(c)(d) .........................................................................    105,000,000
                                                                                                              ------------
                                                                                                               109,525,200
                                                                                                              ------------

              Manufacturing 8.8%
     870,000   Brady Corporation Class A ..................................................................     28,144,500
     190,000   Dover Corporation ..........................................................................      7,180,100
     205,000   Roper Industries, Inc. .....................................................................     13,427,500
                                                                                                              ------------
                                                                                                                48,752,100
                                                                                                              ------------

              Retail Trade 0.1%
               Grumman Hill Investments, L.P.(a)(c)(d) ....................................................        280,000
                                                                                                              ------------

              Transportation 0.9%
     531,557   Transport Corporation of America, Inc. Class B(a)(b) .......................................      4,773,382
                                                                                                              ------------

                   Total Portfolio Securities
                     (cost $215,382,271) ..................................................................    477,460,112
                                                                                                              ------------

              SHORT-TERM INVESTMENTS 10.7%
              Commercial Paper 7.2%
 $14,320,000   American Express Credit Corp. 2.4179% - 2.6092%
                 due 4/13/05 - 5/18/05.....................................................................     14,280,815
   8,616,000   American International Group Funding Corp. 2.4078% - 2.5567%
                 due 4/6/05 - 4/20/05 .....................................................................      8,609,621
   2,377,000   Citicorp 2.6064% due 4/13/05 ...............................................................      2,371,335
   9,656,000   Daimler/Chrysler Discount Corp. 2.6293% - 2.7099%
                 due 4/20/05 - 4/27/05 ....................................................................      9,639,897
   4,942,000   General Electric Capital Corp. 2.6065% - 2.6380%
                 due 4/20/05 - 5/4/05 .....................................................................      4,932,361
                                                                                                              ------------

                                                                                                                39,834,029

              U.S. Treasury Bills 3.5%
  19,424,000   U.S. Treasury Bills 2.7024% - 2.7237%
                 due 7/21/05 - 8/18/05 ....................................................................     19,242,000
                                                                                                              ------------

                   Total Short-Term Investments
                     (cost $59,076,029) ...................................................................     59,076,029
                                                                                                              ------------
                   Total Investments (97.4%)
                     (cost $274,458,300) ..................................................................    536,536,141
                   Cash, receivables and other assets
                     less liabilities (2.6%) ..............................................................     14,475,632
                                                                                                              ------------
                   Net Assets (100%) ......................................................................   $551,011,773
                                                                                                              ============

(a) Non-dividend paying.
(b) Affiliate as defined in the Investment Company Act of 1940.
(c) Valued at estimated fair value.
(d) Restricted security. See footnote 2.

              See accompanying notes to statement of investments.

                         CENTRAL SECURITIES CORPORATION
                        NOTES TO STATEMENT OF INVESTMENTS

1. Security Valuation - Securities are valued at the last sale price or, if unavailable, at the closing bid price. Corporate discount notes are valued at amortized cost, which approximates value. Securities for which no ready market exists are valued at estimated fair value by the Board of Directors.

As of March 31, 2005, the tax cost of investments was $274,458,300. Net unrealized appreciation was $262,077,841 consisting of gross unrealized appreciation and gross unrealized depreciation of $281,598,077 and $19,520,236, respectively.

2. Restricted Securities - The Corporation from time to time invests in securities the resale of which is restricted. On March 31, 2005, such investments had an aggregate value of $105,280,000, which was equal to 19.1% of the Corporation's net assets. Investments in restricted securities at March 31, 2005, including the acquisition dates and cost, were:

Company                              Shares        Security            Date Purchased       Cost
-------                              ------        --------            --------------       ----
Grumman Hill Investments, L.P.                 L.P. Interest               9/11/85         $18,190
The Plymouth Rock Company, Inc.      70,000    Class A Common Stock       12/15/82       1,500,000
                                                                            6/9/84         699,986

The Corporation does not have the right to demand registration of the restricted securities.

Item 2. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers have concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRAL SECURITIES CORPORATION

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: April 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Wilmot H. Kidd
    ------------------
         President

Date: April 14, 2005

By: /s/ Charles N. Edgerton
    ----------------------------
    Vice President and Treasurer

Date: April 14, 2005